Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Cash flow from operating activities
Net income					$ (11,499)	(71,344)	(58,952)	(54,437)
Adjustment to reconcile net income (loss) to net cash from operating activities:
- Equity in earnings of subsidiaries					11,133	69,076	56,808	51,956
- Foreign exchange gain					0	0	0	0
Changes in operating assets and liabilities:
- Other current assets					0	0	0	0
- Other current liabilities					0	0	(124)	61
Net cash provided by operating activities	(2,929)	(18,161)	3,090	46,451	(366)	(2,268)	(2,268)	(2,420)
Cash flow from financing activities
Payments to related parties					372	2,310	2,272	2,365
Proceeds from related parties					0	(3)	0	0
Effect of exchange	(51)	(31)	(17)	(26)	0	0	(2)	(1)
Net cash provided by (used in) financing activities	4,219	26,172	35,568	(202)	372	2,307	2,270	2,364
Net increase (decrease) in cash and cash equivalent	(459)	(2,558)	6,572	(39,166)	6	39	2	(56)
At beginning of period/year	1,913	11,578	5,006	44,172	11	67	65	121
At end of period/year	$ 1,454	9,020	11,578	5,006	$ 17	106	67	65